Debt (Details Textual) - USD ($)	1 Months Ended											3 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2016	Jan. 31, 2016	Jan. 28, 2016	Jun. 30, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Nov. 30, 2013	Jul. 31, 2011	Apr. 30, 2011	Jun. 30, 2014	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Mar. 31, 2016	Mar. 09, 2016	Jan. 26, 2016	Oct. 01, 2015	Feb. 28, 2013
Debt Conversion [Line Items]
Debt Instrument, Maturity Date											May 20, 2016
Debt Discount Convertible Debt														$ 34,800,000
Minimum Cash Balance														500,000
Interest Payable, Current													$ 0	3,143,470	$ 1,025,623	$ 0
Proceeds from Issuance of Debt														0	32,967,060
DIP Credit Agreement [Member]
Debt Conversion [Line Items]
Debt, Current																	$ 5,750,000		$ 38,300,000
Predecessor [Member]
Debt Conversion [Line Items]
Debt Discount Convertible Debt															$ 34,800,000
Interest Payable, Current													$ 0
Stock Issued During Period, Shares, New Issues															2,709,677
Debt Instrument, Fee Amount															$ 1,100,000
Series A Preferred Stock [Member]
Debt Conversion [Line Items]
Stock Issued During Period, Shares, New Issues													29,038
Common Stock [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													6,180,000
Stock Issued During Period, Shares, Other				2,709,677									200,000		2,709,677
Debt Related Commitment Fees and Debt Issuance Costs														$ 1,100,000
Stock Issued During Period, Shares, New Issues													7,500,000
Common Stock [Member] | Predecessor [Member]
Debt Conversion [Line Items]
Stock Issued During Period, Shares, New Issues													7,500,000
Deerfield Facility Agreement [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														97,614,999
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.52
Equity Raising Transaction Proceeds Percentage Applied For Redemption														35.00%
Put Options Amount Exempt														$ 10,000,000
Debt Instrument, Redemption Price, Percentage														33.33%
Line of Credit Facility, Maximum Borrowing Capacity															$ 35,000,000
Minimum Cash Balance																				$ 5,000,000
Interest Payable, Current																				2,600,000
Line of Credit, Current														$ 35,000,000
Deerfield Facility Agreement [Member] | Predecessor [Member]
Debt Conversion [Line Items]
Debt Instrument, Maturity Date															Mar. 31, 2019
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															97,614,999
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 0.52
Equity Raising Transaction Proceeds Percentage Applied For Redemption															35.00%
Put Options Amount Exempt															$ 10,000,000
Debt Instrument, Convertible, Conversion Price															$ 0.52
Debt Instrument, Redemption Price, Percentage															33.33%
Line of Credit Facility, Maximum Borrowing Capacity															$ 35,000,000
Minimum Cash Balance															5,000,000
Interest Payable, Current																				$ 2,600,000
Modified Minimum Cash Balance															$ 500,000
Demand Deposit Accounts														$ 5,000,000
Deerfield Facility Agreement [Member] | Series A Preferred Stock [Member]
Debt Conversion [Line Items]
Stock Issued During Period, Shares, New Issues													29,038
Subsequent Event [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,180,000
Interest Payable, Current	$ 5,750,000																		$ 5,750,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Debt Conversion [Line Items]
Stock Issued During Period, Shares, New Issues	29,038	29,038
Subsequent Event [Member] | Assignment and Assumption Agreement [Member]
Debt Conversion [Line Items]
Debt Instrument, Increase (Decrease), Net, Total	$ 15,000,000
Subsequent Event [Member] | Common Stock [Member]
Debt Conversion [Line Items]
Stock Issued During Period, Shares, New Issues	7,500,000
Subordinated Convertible Notes [Member]
Debt Conversion [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Proceeds from Convertible Debt							$ 750,000	$ 2,250,000	$ 3,000,000
Debt Discount Convertible Debt						$ 2,250,000
Debt Conversion, Converted Instrument, Shares Issued						5,981,859
Percentage In Number Of Shares						75.00%
Exercise Price On Market Price						125.00%
Repayments of Convertible Debt						$ 339,000
Debt Related Commitment Fees and Debt Issuance Costs						$ 69,000
Dip Loans [Member]
Debt Conversion [Line Items]
Debt Instrument, Fee Amount													$ 300,000
Proceeds from Issuance of Debt													$ 5,750,000
Dip Loans [Member] | Predecessor [Member]
Debt Conversion [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 6,000,000
Percentage Of Lenders Of Existing Debt			0.00%
JP Nevada Trust 12% Note [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						750,000					1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.52					$ 0.50
Repayments of Debt												$ 2,100,000
Related Party Guaranteed Obligations											$ 1,400,000
JP Nevada Trust 12% Note [Member] | Warrant [Member]
Debt Conversion [Line Items]
Derivative Liability						$ 14,000
JP Nevada Trust 12% Note [Member] | Second Draw [Member]
Debt Conversion [Line Items]
Deferred Issuance Costs				$ 298,000								$ 298,000
JP Nevada Trust 12% Note [Member] | Promissory Note [Member]
Debt Conversion [Line Items]
Secured Debt											$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage											12.00%
JP Nevada Trust 12% Note [Member] | Guarantee [Member]
Debt Conversion [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.50
Debt Related Commitment Fees and Debt Issuance Costs											$ 546,000
Midcap Financial LlC [Member]
Debt Conversion [Line Items]
Secured Debt																					$ 4,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																					1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 0.70
Term Loan Commitments																					$ 7,500,000
Debt Discount Convertible Debt						381,000															$ 568,000
Payments of Debt Extinguishment Costs						330,000
Deferred Issuance Costs						$ 142,000
July Four Percent Convertible Notes [Member]
Debt Conversion [Line Items]
Secured Debt										$ 1,300,000
Debt Instrument, Convertible, Terms Of Conversion Feature										The July 4% Convertible Notes were scheduled to mature on May 23, 2016 and included a one-time interest charge of 4% due on maturity. The July 4% Convertible Notes (plus accrued interest) converted at the option of the holder, in whole or in part and from time to time, into shares of our common stock at a conversion rate equal to (i) the lesser of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of our common stock for the previous 20 trading days prior to conversion (subject to a floor price of $0.25 per share).
July Four Percent Convertible Notes [Member] | Common Stock [Member]
Debt Conversion [Line Items]
Debt Instrument, Convertible, Conversion Price					$ 0.41
Debt Conversion, Converted Instrument, Shares Issued					347,000